Initial Public Offering (Details) - Kludein I Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Initial Public Offering (Details) [Line Items]
Common stock, description	Each Unit consists of one share of the Company’s Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each Whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 8).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	17,250,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	2,250,000
Purchase price per unit (in Dollars per share) | $ / shares	$ 10